TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
TAXATION
Earning before income tax-rate	$ (75,480,286)	$ (46,517,522)	$ 22,255,787
Income tax expense by applying tax rate in force in the respective countries	13,542,041	11,096,151	(4,882,473)
Share of profit or loss of subsidiaries, joint ventures and associates	139,556	(294,637)	1,371,636
Stock options charge		(167,601)	(1,351,831)
Non-deductible expenses	(5,463,790)	(3,051,244)	(1,944,157)
Tax inflation adjustment	(984,851)	3,211,529	8,788,534
Result of inflation effect on monetary items and other finance results	(944,340)	(1,391,617)	(8,999,711)
Derecognition of tax loss carryforwards	13,278,363	10,935,018
Others	32,004	(1,086,051)	414,353
Income tax expenses	(6,957,743)	(2,618,488)	$ (6,603,649)
Derecognition of deferred tax assets for tax loss carryforwards.	$ 11,900,000	$ 10,900,000